Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 640,555	$ 730,607
Provision for loan losses	263,370	602,563
Charge-offs	(372,088)	(485,148)
Recoveries	125,831	155,178
Net write-down related to loans sold	(35,674)	(362,645)
Net Write Downs Related To Loans Transferred To Discontinued Operations	(20,202)
Balance at end of period	601,792	640,555
Covered Under Loss Sharing Agreements With F D I C [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at end of period	82,073	102,092
Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	93,915	95,407
Provision for loan losses	48,559	58,858
Charge-offs	(63,628)	(60,350)
Balance at end of period	$ 78,846	$ 93,915